FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Aging of Trade and Other Receivables (Details) - Trade receivables and other - Financial assets past due but not impaired - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 3	$ 5
31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	1	2
Greater than 61 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 2	$ 3